Financial instruments by category - Financial liabilities as per statement of financial position (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Financial liabilities
Financial liabilities as per statement of financial position	$ 11,950,804	$ 11,629,967
Accounts payable, accruals and other payables excluding non-financial items
Financial liabilities
Financial liabilities as per statement of financial position	7,380,844	7,894,863
Deferred purchase price
Financial liabilities
Financial liabilities as per statement of financial position	2,697,819	1,207,682
Lease liabilities
Financial liabilities
Financial liabilities as per statement of financial position	1,322,871	1,662,411
Current tax liabilities
Financial liabilities
Financial liabilities as per statement of financial position	464,134	627,068
Derivative warrant liabilities
Financial liabilities
Financial liabilities as per statement of financial position	$ 85,136	106,420
Due to related parties
Financial liabilities
Financial liabilities as per statement of financial position		$ 131,523